Property, Plant and Equipment (Regulated and Non-Regulated Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net
Total cost	$ 32,273	$ 30,576
Less: Accumulated depreciation	(9,994)	(9,574)
Total cost less: Accumulated depreciation	22,279	21,002
Construction work in progress	2,097	1,994
Property, Plant and Equipment, Net	24,376	22,996
Generation
Property, Plant and Equipment, Net
Total cost	$ 13,500	13,083
Generation | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Generation | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	131 years
Transmission
Property, Plant and Equipment, Net
Total cost	$ 2,835	2,731
Transmission | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Transmission | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	80 years
Distribution
Property, Plant and Equipment, Net
Total cost	$ 7,417	6,978
Distribution | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Distribution | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	80 years
Gas transmission and distribution
Property, Plant and Equipment, Net
Total cost	$ 5,536	5,061
Gas transmission and distribution | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	6 years
Gas transmission and distribution | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	92 years
General plant and other
Property, Plant and Equipment, Net
Total cost	$ 2,985	$ 2,723
General plant and other | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
General plant and other | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	71 years